Provisions - Schedule of Defined Benefit Obligations Classified as Non-Current Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Defined Benefit Obligations Classified as Non-Current Liabilities [Abstract]
At January 1	$ 194,260	$ 101,913
Current service cost	67,548	49,109
Interest cost	11,583	7,563
Benefits paid	(74,016)
Remeasurement losses/(gains) debited/(credited) to other comprehensive income/(loss) arising from:
Changes in financial assumptions	4,147	41,325
Experience adjustments	(19,632)	(6,440)
Exchange realignment	1,384	790
At December 31	$ 185,274	$ 194,260